Other operating income and expenses	12 Months Ended
Dec. 31, 2021
Other operating income and expenses
Other operating income and expenses

9. Other operating income and expenses

EURm	2021	2020	2019
Other operating income
Gains from unlisted venture funds(1)	188	61	50
Settlements and resolutions of legal disputes	90	–	–
Profit on sale of property, plant and equipment	66	3	18
Subsidies and government grants	43	3	8
Other	56	59	97
Total	443	126	173
Other operating expenses
Changes in provisions	(77)	(5)	(47)
Foreign exchange gains/(losses) on hedging forecasted sales and purchases(1)	45	5	(88)
VAT and other indirect tax write-offs	(21)	(5)	–
Retirements and loss on sale of property, plant and equipment	(20)	(10)	(27)
Expected credit losses on trade receivables(1)	16	(171)	28
Goodwill impairment	–	(200)	–
Other	(56)	(63)	(67)
Total	(113)	(449)	(201)

(1)   In 2021 Nokia changed the presentation of certain items within other operating income and expenses. The comparative amounts for 2020 and 2019 have been recast accordingly. For more information, refer to Note 2, Significant accounting policies.